MASSMUTUAL FUNDS
MassMutual Emerging Markets Debt Blended Total Return Fund
(the “Fund”)
Supplement dated July 1, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 41 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class Y	Class A	Class C
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	1.00%
Other Expenses(1)	0.33%	0.39%	0.35%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.14%	1.35%	2.08%
Expense Reimbursement	(0.19)%	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.89%	0.95%	1.16%	1.89%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$91	$313	$566	$1,290
Class Y	$97	$332	$598	$1,359
Class A	$538	$806	$1,105	$1,954
Class C	$292	$622	$1,090	$2,386
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$192	$622	$1,090	$2,386
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M (ADV)-24-03
EMDBTR-24-01

MASSMUTUAL FUNDS
MassMutual Clinton Limited Term Municipal Fund
MassMutual Clinton Municipal Fund
MassMutual Clinton Municipal Credit Opportunities Fund
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
Supplement dated July 1, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information found on page B-58 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee 108 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023; since 2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2024), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2024, MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2024), MML Series Investment Fund II (open-end investment company).
Effective immediately, the following information replaces similar information found on page B-59 under the heading Principal Officers in the section titled Management of the Trust:
Douglas Steele 1295 State Street Springfield, MA 01111-0001 Year of birth: 1975 Officer of the Trust since 2016 Officer of 108 portfolios in fund complex	President of the Trust
Head of MassMutual Investments (since 2024), Vice President (since 2017), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MML Advisers; Head of MassMutual Investments (since 2024), Interim Head of MassMutual Investments (2023-2024), Head of Product Management (2021-2024), Head of Manager Research (2021), Head of Investment Management (2017-2021), MassMutual; President (since 2024), Vice President (2016-2024), MassMutual Select Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MassMutual Premier Funds (open-end investment company); President (since 2024), Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund (open-end investment company); President (since 2024),Vice President (2016-2024), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information supplements the information beginning on page B-58 under the heading Principal Officers in the section titled Management of the Trust:
Oludare Adedokun 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2024 Officer of 108 portfolios in fund complex	Vice President of the Trust
Head of Manager Research (since 2022), MassMutual; Head of Manager Research (since 2022), MML Advisers; Manager Research Senior Research Analyst (2018-2022), Franklin Templeton; Vice President (since 2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), MML Series Investment Fund II (open-end investment company).
Meredith Ulrich 1295 State Street Springfield, MA 01111-0001 Year of birth: 1986 Officer of the Trust since 2021 Officer of 108 portfolios in fund complex	Vice President of the Trust
Product Manager (since 2018), MassMutual; Product Manager (since 2018), MML Advisers; Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Select Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Premier Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MassMutual Advantage Funds (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund (open-end investment company); Vice President (since 2024), Assistant Vice President (2021-2024), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M (ADV)-24-02